BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Sponsor
Note payable - sponsor, cost	$ 300,000
Class A ordinary shares
Common shares, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, authorized	500,000,000	500,000,000	500,000,000
Class A ordinary shares subject to possible redemption
Ordinary shares subject to possible redemption (in shares)	7,318,182	23,000,000	23,000,000
Class A ordinary not subject to possible redemption
Ordinary shares subject to possible redemption (in shares)		23,000,000	23,000,000
Common shares, issued	0	0	0
Common shares, outstanding	0	0	0
Class B ordinary shares
Common shares, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, authorized	50,000,000	50,000,000	50,000,000
Common shares, issued	5,750,000	5,750,000	5,750,000
Common shares, outstanding	5,750,000	5,750,000	5,750,000